Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 9,210	€ 9,253
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,316	6,040
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	380	374
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,230	1,106
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,123	1,027
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	135	949
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,551	1,329
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,649	4,397
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	348	413
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	807	787
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	368	298
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	646	623
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	737	730
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	30
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27,500	27,356
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,893	8,891
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	3
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	85	103
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	576	580
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	30
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,558	9,607
The Netherlands [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,316	6,040
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,227	1,102
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,097	1,000
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	135	949
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,512	1,292
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,649	4,397
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	807	786
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	95	89
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	216	264
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	30
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	16,072	15,948
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	362	356
United Kingdom [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21	21
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	33
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	32	28
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	449	438
Southern & Eastern Europe [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4
Southern & Eastern Europe [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Southern & Eastern Europe [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
Southern & Eastern Europe [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	6
Southern & Eastern Europe [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	5
Southern & Eastern Europe [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	345	410
Southern & Eastern Europe [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Southern & Eastern Europe [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	273	209
Southern & Eastern Europe [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	336	247
Southern & Eastern Europe [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	5
Southern & Eastern Europe [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	975	889
Asia [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	309	362
Asia [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	9
Asia [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	85	86
Asia [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	401	457
Asset management [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	18	17
Asset management [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3
Asset management [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	22
Asset management [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	0
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 44	€ 17